SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment reporting information
Revenue	$ 765,251	$ 714,470	$ 680,612	$ 640,600	$ 596,943	$ 516,884	$ 485,404	$ 460,213	$ 2,800,933	$ 2,059,444	$ 1,636,815
Operating Income Before Amortization									444,964	308,407	189,579
Segment Assets	1,706,770				1,673,234				1,706,770	1,673,234
Depreciation									52,481	56,719	63,897
Capital expenditures									51,201	39,954	39,829
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									444,964	308,407	189,579
Non-Cash Compensation Expense									(85,625)	(88,588)	(84,280)
Amortization of Intangibles									(35,771)	(22,057)	(27,472)
Goodwill Impairment											(28,032)
Operating income	85,294	78,033	97,476	62,765	55,455	46,740	58,231	37,336	323,568	197,762	49,795
Reconciliation of segment assets to total assets
Segment Assets	1,706,770				1,673,234				1,706,770	1,673,234
Goodwill	1,616,154				1,358,524				1,616,154	1,358,524	989,493
Indefinite-Lived Intangible Assets	378,964				351,488				378,964	351,488
Definite-Lived Intangible Assets	103,940				26,619				103,940	26,619
TOTAL ASSETS	3,805,828				3,409,865				3,805,828	3,409,865
Search & Applications
Segment reporting information
Revenue									1,465,795	1,040,507	805,284
Operating Income Before Amortization									313,146	204,980	140,792
Segment Assets	355,159				246,459				355,159	246,459
Depreciation									14,995	25,484	35,754
Capital expenditures									15,320	8,698	17,169
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									313,146	204,980	140,792
Non-Cash Compensation Expense									(34)	202	(630)
Amortization of Intangibles									(7,468)	(1,176)	(11,806)
Goodwill Impairment
Operating income									305,644	204,006	128,356
Reconciliation of segment assets to total assets
Segment Assets	355,159				246,459				355,159	246,459
Goodwill	723,650				526,444				723,650	526,444	526,681
Indefinite-Lived Intangible Assets	197,304				163,604				197,304	163,604
Definite-Lived Intangible Assets	64,457				6				64,457	6
TOTAL ASSETS	1,340,570				936,513				1,340,570	936,513
Match
Segment reporting information
Revenue									713,449	518,027	400,723
Operating Income Before Amortization									225,765	156,274	122,057
Segment Assets	225,781				190,338				225,781	190,338
Depreciation									16,339	10,780	11,042
Capital expenditures									19,853	17,447	10,087
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									225,765	156,274	122,057
Non-Cash Compensation Expense									(2,818)	(1,642)	153
Amortization of Intangibles									(17,455)	(17,077)	(6,843)
Goodwill Impairment
Operating income									205,492	137,555	115,367
Reconciliation of segment assets to total assets
Segment Assets	225,781				190,338				225,781	190,338
Goodwill	683,935				667,073				683,935	667,073	297,974
Indefinite-Lived Intangible Assets	158,098				156,699				158,098	156,699
Definite-Lived Intangible Assets	5,612				21,501				5,612	21,501
TOTAL ASSETS	1,073,426				1,035,611				1,073,426	1,035,611
Local
Segment reporting information
Revenue									322,627	303,418	263,749
Operating Income Before Amortization									24,932	28,284	10,671
Segment Assets	46,842				46,581				46,842	46,581
Depreciation									10,136	10,388	7,785
Capital expenditures									6,666	9,299	10,513
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									24,932	28,284	10,671
Non-Cash Compensation Expense
Amortization of Intangibles									(3,197)	(2,751)	(2,266)
Goodwill Impairment
Operating income									21,735	25,533	8,405
Reconciliation of segment assets to total assets
Segment Assets	46,842				46,581				46,842	46,581
Goodwill	143,782				127,698				143,782	127,698	127,367
Indefinite-Lived Intangible Assets	5,382				18,205				5,382	18,205
Definite-Lived Intangible Assets	21,104				1,293				21,104	1,293
TOTAL ASSETS	217,110				193,777				217,110	193,777
Media
Segment reporting information
Revenue									164,824	70,164	49,692
Operating Income Before Amortization									(44,827)	(15,845)	(21,849)
Segment Assets	71,495				25,429				71,495	25,429
Depreciation									1,398	703	245
Capital expenditures									1,178	905	474
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									(44,827)	(15,845)	(21,849)
Non-Cash Compensation Expense									(770)	(427)	(458)
Amortization of Intangibles									(6,179)	(3)	(1,078)
Goodwill Impairment
Operating income									(51,776)	(16,275)	(23,385)
Reconciliation of segment assets to total assets
Segment Assets	71,495				25,429				71,495	25,429
Goodwill	15,590				15,590				15,590	15,590	15,759
Indefinite-Lived Intangible Assets	1,800				1,800				1,800	1,800
Definite-Lived Intangible Assets	2,020								2,020
TOTAL ASSETS	90,905				42,819				90,905	42,819
Other
Segment reporting information
Revenue									134,555	128,065	118,749
Operating Income Before Amortization									(6,095)	(2,499)	2,091
Segment Assets	28,842				15,910				28,842	15,910
Depreciation									1,074	851	828
Capital expenditures									1,819	970	951
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									(6,095)	(2,499)	2,091
Non-Cash Compensation Expense									(122)	(347)	(180)
Amortization of Intangibles									(1,472)	(1,050)	(5,479)
Goodwill Impairment											(28,032)
Operating income									(7,689)	(3,896)	(31,600)
Reconciliation of segment assets to total assets
Segment Assets	28,842				15,910				28,842	15,910
Goodwill	49,197				21,719				49,197	21,719
Indefinite-Lived Intangible Assets	16,380				11,180				16,380	11,180
Definite-Lived Intangible Assets	10,747				3,819				10,747	3,819
TOTAL ASSETS	105,166				52,628				105,166	52,628
Inter-segment elimination
Segment reporting information
Revenue									(317)	(737)	(1,382)
Corporate
Segment reporting information
Operating Income Before Amortization									(67,957)	(62,787)	(64,183)
Segment Assets	978,651				1,148,517				978,651	1,148,517
Depreciation									8,539	8,513	8,243
Capital expenditures									6,365	2,635	635
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									(67,957)	(62,787)	(64,183)
Non-Cash Compensation Expense									(81,881)	(86,374)	(83,165)
Amortization of Intangibles
Goodwill Impairment
Operating income									(149,838)	(149,161)	(147,348)
Reconciliation of segment assets to total assets
Segment Assets	978,651				1,148,517				978,651	1,148,517
Goodwill
Indefinite-Lived Intangible Assets
Definite-Lived Intangible Assets
TOTAL ASSETS	$ 978,651				$ 1,148,517				$ 978,651	$ 1,148,517